Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Total Shareholder Return (Value of Initial Fixed $100 Investment)		Net Income (Loss)(7)	Net Product Revenue(8)
					VRTX TSR(5)	NBI TSR(6)
2025	$21,144,261	$38,218,069	$7,727,328	$13,414,754	$191.83	$124.75	$4.0Billion	$11.97Billion
2024	$21,538,668	$43,611,733	$8,088,674	$18,370,307	$170.39	$93.49	$(0.5)Billion	$11.02Billion
2023	$20,594,441	$44,202,174	$7,376,771	$18,104,165	$172.16	$94.03	$3.6Billion	$9.87Billion
2022	$15,864,497	$29,529,089	$8,982,257	$18,263,330	$122.19	$89.90	$3.3Billion	$8.93Billion
2021	$15,198,856	$18,341,489	$7,193,835	$8,969,051	$92.92	$100.02	$2.3Billion	$7.57Billion

Company Selected Measure Name	net product revenue
Named Executive Officers, Footnote	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Reshma Kewalramani, our CEO.This column reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for our NEOs as a group
(excluding our CEO) for each of the periods presented. The NEOs included for purposes of computing the amounts in this column were as follows:
for 2025, Mr. Wagner, Mr. Arbuckle, Dr. Bozic, Mr. Sachdev and Dr. Tatsis; for 2024, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Dr. Tatsis; for 2023
and 2022, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Dr. Leiden; and for 2021, Mr. Wagner, Mr. Arbuckle, Dr. Leiden, and Dr. Tatsis.

Peer Group Issuers, Footnote	This column represents the TSR of the NBI, our selected peer group, which is the same peer group used for purposes of Item 201(e) of Regulation
S-K from December 31, 2020, the last trading day before the start of 2021, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 21,144,261	$ 21,538,668	$ 20,594,441	$ 15,864,497	$ 15,198,856
PEO Actually Paid Compensation Amount	$ 38,218,069	43,611,733	44,202,174	29,529,089	18,341,489
Adjustment To PEO Compensation, Footnote	The amounts in this column reflect the Compensation Actually Paid for Reshma Kewalramani, our CEO. The amounts in the following table reflect the adjustments (additions/deductions) to the Summary Compensation Table Total to determine Compensation Actually Paid. Adjustments (additions/
deductions) are not listed for Pension/Non-Qualified Deferred Compensation because we do not offer these plans.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Added/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2025	$21,144,261	$(15,002,270)	$16,164,097	$—	$5,800,843	$10,111,138	$38,218,069
2024	$21,538,668	$(15,002,202)	$24,557,854	$—	$1,298,423	$11,218,990	$43,611,733
2023	$20,594,441	$(15,001,894)	$24,692,933	$—	$272,767	$13,643,927	$44,202,174
2022	$15,864,497	$(10,640,784)	$16,817,103	$—	$768,712	$6,719,561	$29,529,089
2021	$15,198,856	$(10,924,599)	$14,344,492	$—	$(659,323)	$382,063	$18,341,489
(a)Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 125% as of December
31, 2025, and 200% as of December 31, 2024, 2023, 2022, 2021 and 2020; and, the non-financial PSU award for 2020 was valued at 200%, 50%
and 50% as of December 31, 2022, 2021 and 2020, respectively; the non-financial PSU award for 2021 was valued at 100%, 50% and 50% as of
December 31, 2023, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 200%, 50% and 0% as of December 31,
2024, 2023 and 2022, respectively; the non-financial PSU award for 2023 was valued at 200%, 100% and 50% as of December 31, 2025, 2024 and 2023, respectively; the non-financial PSU award for 2024 was valued at 200% and 200% as of December 31, 2025 and 2024, respectively;
the non-financial PSU award for 2025 was valued at 50% as of December 31, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 7,727,328	8,088,674	7,376,771	8,982,257	7,193,835
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,414,754	18,370,307	18,104,165	18,263,330	8,969,051
Adjustment to Non-PEO NEO Compensation Footnote	This column reflects the average of the Compensation Actually Paid for our NEOs as a group (excluding our CEO) for each of the periods presented.
The amounts in the following table reflect the adjustments to the Summary Compensation Table Total to determine Compensation Actually Paid. The
NEOs included for purposes of computing the amounts in this column are listed in footnote (3) above. Adjustments (additions/deductions) are not listed for Pension/Non-Qualified Deferred Compensation because we do not offer these plans.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Added/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2025	$7,727,328	$(5,753,864)	$4,813,532	$711,634	$2,732,414	$3,183,710	$13,414,754
2024	$8,088,674	$(5,496,460)	$8,997,325	$—	$526,590	$6,254,178	$18,370,307
2023	$7,376,771	$(5,590,153)	$8,606,944	$812,533	$236,286	$6,661,784	$18,104,165
2022	$8,982,257	$(7,261,199)	$9,489,852	$1,062,531	$538,093	$5,451,796	$18,263,330
2021	$7,193,835	$(5,687,759)	$6,319,320	$1,125,037	$(778,741)	$797,359	$8,969,051
(a)Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 125% as of December
31, 2025, and 200% as of December 31, 2024, 2023, 2022, 2021 and 2020; and, the non-financial PSU award for 2018 was valued at 200% as of
December 31, 2020; the non-financial PSU award for 2019 was valued at 200% and 100% as of December 31, 2021 and 2020, respectively; the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020, respectively; the non-financial
PSU award for 2021 was valued at 100%, 50% and 50% as of December 31, 2023, 2022 and 2021, respectively; the non-financial PSU award for
2022 was valued at 200%, 50% and 0% as of December 31, 2024, 2023 and 2022, respectively; the non-financial PSU award for 2023 was valued at 200%, 100% and 50% as of December 31, 2025, 2024 and 2023, respectively; the non-financial PSU award for 2024 was valued at
200% and 200% as of December 31, 2025 and 2024, respectively; the non-financial PSU award for 2025 was valued at 50% as of December 31,
2025.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income (Loss) (1)As discussed in (7) above, our net loss in 2024 was primarily related to our acquisition of Alpine.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Net Product Revenue
Tabular List, Table	The tabular list below includes the three financial and non-financial performance measures that represent the most important performance measures used to link compensation actually paid to company performance in 2025. The performance measures included in this list are not ranked by relative importance.

Performance Measures Used to Link Executive Compensation Actually Paid to Company Performance for the Most Recently Completed Fiscal Year
Net Product Revenue
Pipeline Progression(1)
Adjusted Non-GAAP EBITDA(2)
(1)Pipeline progression is a non-financial performance measure used to link executive compensation to company performance and includes achievements described on page 62 under Achievements – Marketed Products and Late-Stage Clinical Programs, on page 62 under Achievements
– Pipeline Growth, and on page 70 in the description of the 2022 three-year non-financial based PSU awards in the Performance Units Results Table.
(2)Adjusted non-GAAP EBITDA is a financial performance measure used to link compensation actually paid to company financial performance, as described in Goals – Financial Strength. We calculated adjusted non-GAAP EBITDA by excluding interest, taxes, depreciation and amortization expenses, as well as AIPR&D and certain other adjustments, from net income, as well as excluding each of our non-GAAP adjustments to pre-tax income included in our “Reconciliation of GAAP to Non-GAAP Financial Information” in our quarterly earnings release filed on February 12, 2026, for
	the year ended December 31, 2025.
Total Shareholder Return Amount	$ 191.83	170.39	172.16	122.19	92.92
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	$ 4,000,000,000.0	$ (500,000,000)	$ 3,600,000,000	$ 3,300,000,000	$ 2,300,000,000
Company Selected Measure Amount	11,970,000,000	11,020,000,000.00	9,870,000,000	8,930,000,000	7,570,000,000
PEO Name	Reshma Kewalramani	Reshma Kewalramani	Reshma Kewalramani	Reshma Kewalramani	Reshma Kewalramani
Additional 402(v) Disclosure	This column represents our cumulative total shareholder return (“TSR”) under SEC rules from December 31, 2020, the last trading day before the start of 2021, through the last trading day for the applicable fiscal year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
This column reflects net income (loss) as reported for each year in our Annual Report on Form 10-K. In 2024, we had a net loss of $536 million, which reflected our strong operating results offset by $4.4 billion of AIPR&D expense related to our acquisition of Alpine.
This column reflects net product revenue as reported for each year in our Annual Report on Form 10-K. For purposes of the table above, we have selected net product revenue as the financial performance measure representing the most important financial performance measure used to link executive compensation actually paid to our financial performance in the most recently completed fiscal year. Please see the Compensation
Discussion and Analysis section beginning on page 49 of this proxy statement for additional information.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Pipeline Progression(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Non-GAAP EBITDA(2)
Non-GAAP Measure Description	Adjusted non-GAAP EBITDA is a financial performance measure used to link compensation actually paid to company financial performance, as described in Goals – Financial Strength. We calculated adjusted non-GAAP EBITDA by excluding interest, taxes, depreciation and amortization expenses, as well as AIPR&D and certain other adjustments, from net income, as well as excluding each of our non-GAAP adjustments to pre-tax income included in our “Reconciliation of GAAP to Non-GAAP Financial Information” in our quarterly earnings release filed on February 12, 2026, for
	the year ended December 31, 2025.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,002,270)	$ (15,002,202)	$ (15,001,894)	$ (10,640,784)	$ (10,924,599)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,164,097	24,557,854	24,692,933	16,817,103	14,344,492
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,111,138	11,218,990	13,643,927	6,719,561	382,063
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,800,843	1,298,423	272,767	768,712	(659,323)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,753,864)	(5,496,460)	(5,590,153)	(7,261,199)	(5,687,759)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,813,532	8,997,325	8,606,944	9,489,852	6,319,320
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,183,710	6,254,178	6,661,784	5,451,796	797,359
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	711,634	0	812,533	1,062,531	1,125,037
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,732,414	$ 526,590	$ 236,286	$ 538,093	$ (778,741)